SELECT BALANCE SHEET DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Select Balance Sheet Details Details
2013 (9 months)	$ 21
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$ 193